INCOME TAXES	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Income tax expense in the interim period is recognized based on management’s estimate of the weighted average annual effective income tax rate expected for the full financial year, consistent with IAS 34. Income tax expense comprises current and deferred tax. Current and deferred tax are measured in accordance with IAS 12. Changes in the estimated annual effective tax rate are recognized prospectively in the interim period in which the estimate changes.
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(34)	(32)	(18)	(18)
Deferred income taxes	(5)	(3)	(2)	(3)
Income taxes	(39)	(35)	(20)	(21)
Effective tax rate	19.4%	21.7%	20.6%	20.4%
Kyivstar Group is a tax resident of the UAE and in the process of obtaining a Qualified Freezone Entity status with 0% tax rate.
While the statutory tax rate in UAE is 9% ( and currently applicable), the Company's major business operations are in Ukraine where the statutory tax rate is 18% and therefore closely represents the Group's effective tax rate for the period due to its exposure to higher tax jurisdiction (Ukraine).
Global Minimum Tax
The Group falls within the scope of enacted Pillar Two legislation through its inclusion in the consolidated group headed by
VEON Ltd. as the ultimate parent entity (“UPE”). Accordingly, Kyivstar Group is covered under the Pillar Two framework applicable to the VEON Group. No Pillar Two tax expense or income was recognized for the six and three-month periods ended
June 30, 2026 and 2025. The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities within the Kyivstar Group. Based on this assessment, the Pillar Two effective tax rates in the majority of jurisdictions in which the Kyivstar Group operates are above 15%.
The Company has applied the IAS 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.